Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
CIK	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2025
Prospectus Date	rr_ProspectusDate	Jan. 01, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A